RELATED PARTY TRANSACTIONS - Major transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Net revenue	¥ 11,432,274	¥ 10,322,068	¥ 9,782,448
Other income	7,221	21,804	25,319
Interest income	154,041	¥ 89,780	94,008
Related parties | Procurement service fee income | DayOne
RELATED PARTY TRANSACTIONS
Net revenue	79,699
Related parties | Operational service fee income
RELATED PARTY TRANSACTIONS
Net revenue	20,253
Related parties | Operational service fee income | ABS
RELATED PARTY TRANSACTIONS
Net revenue	12,462
Related parties | Operational service fee income | C-REIT
RELATED PARTY TRANSACTIONS
Net revenue	7,791
Related parties | Sales commission
RELATED PARTY TRANSACTIONS
Net revenue	22,534
Related parties | Sales commission | DayOne
RELATED PARTY TRANSACTIONS
Net revenue	21,309
Related parties | Sales commission | ABS
RELATED PARTY TRANSACTIONS
Net revenue	1,225
Related parties | Management support service fee income | DayOne
RELATED PARTY TRANSACTIONS
Other income	27,602
Related parties | Guarantee fee income | DayOne
RELATED PARTY TRANSACTIONS
Other income	¥ 13,360
Related parties | Convertible bonds interest income | OnePro Cloud Inc.
RELATED PARTY TRANSACTIONS
Interest income			¥ 148